Document And Entity Information	Jun. 02, 2023
Document Information [Line Items]
Entity, Registrant Name	TIMBER PHARMACEUTICALS, INC.
Document, Type	8-K
Document, Period End Date	Jun. 02, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-37411
Entity, Tax Identification Number	59-3843182
Entity, Address, Address Line One	3 Mountainview Road, Suite 100
Entity, Address, City or Town	Warren
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07059
City Area Code	908
Local Phone Number	636-7160
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TMBR
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001504167